Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
June 30, 2022
ADESI-NPRT3-0822
1.804792.118
Common Stocks - 94.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	278,800	14,149,100
Entertainment - 0.4%
Electronic Arts, Inc.	10,367	1,261,146
Endeavor Group Holdings, Inc. (a)	109,135	2,243,816
Netflix, Inc. (a)	38,900	6,802,443
		10,307,405
Interactive Media & Services - 6.5%
Alphabet, Inc. Class C (a)	62,623	136,984,681
Meta Platforms, Inc. Class A (a)	117,831	19,000,249
Snap, Inc. Class A (a)	43,900	576,407
Twitter, Inc. (a)	54,500	2,037,755
		158,599,092
Media - 0.6%
Charter Communications, Inc. Class A (a)	31,500	14,758,695
Liberty Media Corp. Liberty Formula One Group Series C (a)	11,400	723,558
		15,482,253
TOTAL COMMUNICATION SERVICES		198,537,850
CONSUMER DISCRETIONARY - 7.7%
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	98,702	8,792,374
Booking Holdings, Inc. (a)	2,047	3,580,183
Chipotle Mexican Grill, Inc. (a)	600	784,356
Compass Group PLC	614,805	12,622,802
Hilton Worldwide Holdings, Inc.	197,084	21,963,041
Marriott International, Inc. Class A	173,221	23,559,788
Penn National Gaming, Inc. (a)	80,274	2,441,935
		73,744,479
Household Durables - 0.1%
NVR, Inc. (a)	550	2,202,277
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	455,800	48,410,518
JD.com, Inc. sponsored ADR	76,200	4,893,564
Revolve Group, Inc. (a)	25,900	671,069
Uber Technologies, Inc. (a)	302,372	6,186,531
		60,161,682
Multiline Retail - 1.0%
Dollar General Corp.	94,600	23,218,624
Target Corp.	10,000	1,412,300
		24,630,924
Specialty Retail - 0.7%
Aritzia, Inc. (a)	24,000	649,782
Industria de Diseno Textil SA (b)	103,800	2,358,904
Lowe's Companies, Inc.	56,182	9,813,310
TJX Companies, Inc.	83,340	4,654,539
		17,476,535
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	5,967	3,657,043
Moncler SpA	13,867	594,792
NIKE, Inc. Class B	31,281	3,196,918
On Holding AG	6,700	118,523
Tory Burch LLC (a)(c)(d)(e)	28,846	1,301,230
		8,868,506
TOTAL CONSUMER DISCRETIONARY		187,084,403
CONSUMER STAPLES - 6.0%
Beverages - 4.3%
Constellation Brands, Inc. Class A (sub. vtg.)	15,400	3,589,124
Diageo PLC	524,365	22,648,749
Monster Beverage Corp. (a)	235,740	21,853,098
The Coca-Cola Co.	904,496	56,901,843
		104,992,814
Food & Staples Retailing - 0.1%
U.S. Foods Holding Corp. (a)	47,692	1,463,191
Food Products - 0.1%
Mondelez International, Inc.	19,149	1,188,961
Household Products - 0.4%
Kimberly-Clark Corp.	70,600	9,541,590
The Clorox Co.	4,400	620,312
		10,161,902
Tobacco - 1.1%
Philip Morris International, Inc.	274,700	27,123,878
Swedish Match Co. AB	71,500	729,482
		27,853,360
TOTAL CONSUMER STAPLES		145,660,228
ENERGY - 12.0%
Energy Equipment & Services - 2.9%
Baker Hughes Co. Class A	830,800	23,985,196
Halliburton Co.	720,000	22,579,200
NOV, Inc.	288,800	4,883,608
Schlumberger Ltd.	546,300	19,535,688
TechnipFMC PLC (a)	211,200	1,421,376
		72,405,068
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (a)	230,200	7,055,630
Canadian Natural Resources Ltd.	511,600	27,491,743
Cheniere Energy, Inc.	18,400	2,447,752
Chevron Corp.	46,300	6,703,314
Denbury, Inc. (a)	22,100	1,325,779
Devon Energy Corp.	85,833	4,730,257
EOG Resources, Inc.	245,519	27,115,118
EQT Corp.	251,900	8,665,360
Exxon Mobil Corp.	686,234	58,769,080
Hess Corp.	343,395	36,379,266
Neste OYJ	28,000	1,239,431
Peabody Energy Corp. (a)(b)	23,000	490,590
Phillips 66 Co.	18,700	1,533,213
Pioneer Natural Resources Co.	92,003	20,524,029
Range Resources Corp. (a)	206,423	5,108,969
Valero Energy Corp.	108,200	11,499,496
		221,079,027
TOTAL ENERGY		293,484,095
FINANCIALS - 7.0%
Banks - 2.1%
Bank of America Corp.	833,126	25,935,212
Huntington Bancshares, Inc.	86,000	1,034,580
M&T Bank Corp.	2,500	398,475
Starling Bank Ltd. Series D (a)(d)(e)	879,300	2,523,937
Truist Financial Corp.	14,056	666,676
Wells Fargo & Co.	551,668	21,608,836
		52,167,716
Capital Markets - 1.4%
Charles Schwab Corp.	91,352	5,771,619
Intercontinental Exchange, Inc.	209,400	19,691,976
Morningstar, Inc.	11,261	2,723,248
Raymond James Financial, Inc.	61,100	5,462,951
		33,649,794
Consumer Finance - 0.4%
American Express Co.	63,444	8,794,607
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	39,845	10,878,482
Insurance - 2.7%
American Financial Group, Inc.	49,923	6,929,812
Arthur J. Gallagher & Co.	107,154	17,470,388
Chubb Ltd.	20,100	3,951,258
Hartford Financial Services Group, Inc.	59,400	3,886,542
Marsh & McLennan Companies, Inc.	6,400	993,600
Progressive Corp.	7,800	906,906
The Travelers Companies, Inc.	182,842	30,924,067
		65,062,573
TOTAL FINANCIALS		170,553,172
HEALTH CARE - 18.7%
Biotechnology - 3.4%
Argenx SE ADR (a)	18,400	6,971,392
Intellia Therapeutics, Inc. (a)	25,900	1,340,584
Legend Biotech Corp. ADR (a)	82,920	4,560,600
Nuvalent, Inc. Class A (a)	11,100	150,516
Regeneron Pharmaceuticals, Inc. (a)	45,055	26,633,362
Seagen, Inc. (a)	4,100	725,454
Vertex Pharmaceuticals, Inc. (a)	148,700	41,902,173
		82,284,081
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	139,737	5,207,998
Stryker Corp.	28,149	5,599,681
		10,807,679
Health Care Providers & Services - 7.8%
agilon health, Inc. (a)	75,000	1,637,250
Cardinal Health, Inc.	83,800	4,380,226
Centene Corp. (a)	381,500	32,278,715
Cigna Corp.	61,900	16,311,888
Guardant Health, Inc. (a)	17,700	714,018
Humana, Inc.	27,275	12,766,609
Oak Street Health, Inc. (a)	95,700	1,573,308
UnitedHealth Group, Inc.	232,408	119,371,721
		189,033,735
Health Care Technology - 0.0%
Inspire Medical Systems, Inc. (a)	4,000	730,680
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	22,200	2,636,694
Danaher Corp.	40,850	10,356,292
Thermo Fisher Scientific, Inc.	40,433	21,966,440
		34,959,426
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR	318,800	21,063,116
Bristol-Myers Squibb Co.	84,200	6,483,400
Eli Lilly & Co.	171,538	55,617,766
Merck & Co., Inc.	250,000	22,792,500
Pfizer, Inc.	224,800	11,786,264
Zoetis, Inc. Class A	112,850	19,397,787
		137,140,833
TOTAL HEALTH CARE		454,956,434
INDUSTRIALS - 7.1%
Aerospace & Defense - 3.4%
Airbus Group NV	42,000	4,108,016
Howmet Aerospace, Inc.	92,500	2,909,125
Lockheed Martin Corp.	83,900	36,073,644
Northrop Grumman Corp.	71,290	34,117,255
The Boeing Co. (a)	47,203	6,453,594
		83,661,634
Air Freight & Logistics - 0.4%
FedEx Corp.	25,200	5,713,092
United Parcel Service, Inc. Class B	15,661	2,858,759
		8,571,851
Airlines - 0.1%
Delta Air Lines, Inc. (a)	66,100	1,914,917
Building Products - 0.4%
Trane Technologies PLC	69,049	8,967,394
Construction & Engineering - 0.9%
Fluor Corp. (a)	259,500	6,316,230
Quanta Services, Inc. (b)	118,922	14,905,683
		21,221,913
Electrical Equipment - 0.1%
Acuity Brands, Inc.	21,600	3,327,264
Fluence Energy, Inc. (b)	23,800	225,624
		3,552,888
Machinery - 1.5%
Caterpillar, Inc.	109,500	19,574,220
Deere & Co.	48,900	14,644,083
Otis Worldwide Corp.	46,104	3,258,170
		37,476,473
Road & Rail - 0.3%
Canadian Pacific Railway Ltd. (b)	93,900	6,557,976
TOTAL INDUSTRIALS		171,925,046
INFORMATION TECHNOLOGY - 19.9%
IT Services - 5.1%
Accenture PLC Class A	122,223	33,935,216
MasterCard, Inc. Class A	186,759	58,918,729
Twilio, Inc. Class A (a)	53,200	4,458,692
Visa, Inc. Class A	134,300	26,442,327
		123,754,964
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	51,751	3,957,399
GlobalFoundries, Inc.	115,400	4,655,236
Lam Research Corp.	16,701	7,117,131
Marvell Technology, Inc.	1,010,548	43,989,154
NVIDIA Corp.	30,711	4,655,480
onsemi (a)	98,300	4,945,473
Teradyne, Inc.	25,200	2,256,660
		71,576,533
Software - 7.2%
Adobe, Inc. (a)	18,019	6,596,035
Confluent, Inc. (b)	23,700	550,788
Dynatrace, Inc. (a)	49,236	1,941,868
Intuit, Inc.	31,754	12,239,262
Microsoft Corp.	567,613	145,780,050
Salesforce.com, Inc. (a)	32,695	5,395,983
Tenable Holdings, Inc. (a)	41,209	1,871,301
Zoom Video Communications, Inc. Class A (a)	2,400	259,128
		174,634,415
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	838,355	114,619,896
TOTAL INFORMATION TECHNOLOGY		484,585,808
MATERIALS - 3.8%
Chemicals - 1.1%
Albemarle Corp.	9,000	1,880,820
CF Industries Holdings, Inc.	80,221	6,877,346
Corteva, Inc.	16,400	887,896
DuPont de Nemours, Inc.	15,583	866,103
Nutrien Ltd.	64,800	5,163,912
Sherwin-Williams Co.	25,066	5,612,528
The Mosaic Co.	120,300	5,681,769
		26,970,374
Metals & Mining - 2.7%
Alcoa Corp.	51,700	2,356,486
Barrick Gold Corp.	387,200	6,849,568
First Quantum Minerals Ltd.	195,200	3,703,219
Franco-Nevada Corp.	4,111	540,766
Freeport-McMoRan, Inc.	415,153	12,147,377
Glencore Xstrata PLC	803,300	4,351,023
Newmont Corp.	556,000	33,176,520
Nucor Corp.	35,600	3,716,996
		66,841,955
TOTAL MATERIALS		93,812,329
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	18,900	4,830,651
Lamar Advertising Co. Class A	32,798	2,885,240
Prologis (REIT), Inc.	39,300	4,623,645
SL Green Realty Corp.	71,437	3,296,818
		15,636,354
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	6,844	1,196,742
WeWork, Inc. (a)	355,600	1,785,112
		2,981,854
TOTAL REAL ESTATE		18,618,208
UTILITIES - 3.0%
Electric Utilities - 2.7%
Entergy Corp.	106,400	11,984,896
Exelon Corp.	5,400	244,728
NextEra Energy, Inc.	276,800	21,440,928
PG&E Corp. (a)	40,000	399,200
Southern Co.	446,600	31,847,046
		65,916,798
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	14,600	1,082,736
Vistra Corp.	258,100	5,897,585
		6,980,321
TOTAL UTILITIES		72,897,119
TOTAL COMMON STOCKS (Cost $1,821,654,602)		2,292,114,692

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (a)(d)(e)	3,500	137,550
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	17,226	2,625,931
Yanka Industries, Inc.:
Series E (a)(d)(e)	165,574	3,155,840
Series F (a)(d)(e)	265,105	5,052,901
		10,834,672
Software - 0.0%
Evozyne LLC Series A (a)(d)(e)	20,000	258,800
TOTAL INFORMATION TECHNOLOGY		11,093,472
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,936,285)		11,231,022

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (f)	116,205,805	116,229,046
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	24,520,988	24,523,440
TOTAL MONEY MARKET FUNDS (Cost $140,752,486)		140,752,486

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,975,343,373)	2,444,098,200
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,271,219)
NET ASSETS - 100.0%	2,436,826,981

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,056,189 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525
Evozyne LLC Series A	4/09/21	449,400
Reddit, Inc. Series E	5/18/21	148,660
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172
Tory Burch LLC	5/14/15	2,152,730
Yanka Industries, Inc. Series E	5/15/20	2,000,001
Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	42,645,779	379,605,184	306,021,917	232,063	-	-	116,229,046	0.2%
Fidelity Securities Lending Cash Central Fund 1.58%	22,610,039	318,441,055	316,527,654	31,929	-	-	24,523,440	0.1%
Total	65,255,818	698,046,239	622,549,571	263,992	-	-	140,752,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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